Effects of new accounting standards (Tables)	12 Months Ended
Dec. 31, 2019
Effects of new accounting standards
Schedule of effect of adoption of IFRS 16

in EUR k

Assets
Property, plant and equipment	(5,364)
Right-of-use assets	5,767
Total assets	403

Liabilities
Lease liabilities – Current	93
Lease liabilities – Non-Current	310
Total liabilities	403